Disposal of Assets and Other Changes in Organizational Structure - Additional Information (Detail) $ / shares in Units, shares in Millions																				1 Months Ended		3 Months Ended		12 Months Ended
	Dec. 31, 2018 USD ($)	Dec. 27, 2018 USD ($) Fields	Dec. 21, 2018	Dec. 18, 2018	Nov. 30, 2018 USD ($)	Nov. 28, 2018 USD ($)	Jun. 14, 2018 USD ($)	Mar. 21, 2018 USD ($)	Mar. 13, 2018 USD ($)	Feb. 16, 2018 $ / shares shares	Apr. 04, 2017 USD ($)	Feb. 28, 2017 USD ($)	Feb. 23, 2017 shares	Jan. 04, 2017 USD ($)	Dec. 28, 2016 USD ($)	Dec. 21, 2016	Dec. 15, 2016	Nov. 22, 2016 USD ($)	Jul. 28, 2016 USD ($)	Apr. 30, 2018 USD ($)	Jan. 31, 2017 USD ($)	Dec. 31, 2018 USD ($)	Mar. 31, 2018 USD ($)	Dec. 31, 2018 USD ($) Fields	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Jan. 17, 2019	Oct. 31, 2018	Jan. 12, 2018 USD ($)	Nov. 22, 2017 USD ($)
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proceeds from partnerships and divestments	$ 6,000,000,000																					$ 6,000,000,000		$ 6,000,000,000
Percentage of ownership interest holds by the company in subsidiary																								10.00%
Place of subsidiary located																								Block BM-S-9
Impairment charge																						264,000,000		$ 715,000,000
Reversals of impairment																								86,000,000
Proceeds from sale of interest in entity																								$ 5,790,000,000	$ 3,087,000,000	$ 2,205,000,000
Contingent consideration based on milestones, maximum, per Agreement					$ 150,000,000
Payment measured at present value accounted as receivables					158,000,000
Consideration for sale of onshore producing fields						$ 370,000,000
Percentage of initial payment on signing of contract						20.00%																		3.00%
Transaction value amount at signing of contract						$ 74,000,000
Total Eren S.A [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates	51.00%
PO and GBV [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Investments in joint ventures and associates	$ 1,530,000,000																					1,530,000,000		$ 1,530,000,000
Amount invested in joint venture																								1,407,000,000
Impairment reversal for equity-accounted investments																								45,000,000
Divestment of interests																								$ 973,000,000
Roncador field [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates																									25.00%
PARAGUAY [member] | PO and GBV [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates																								50.00%
Lapa field [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates																								10.00%
Potiguar Basin [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Number of onshore producing fields for sale | Fields																								34
3R Petroleum Company [member] | Rio Grande do Norte [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Number of onshore producing fields for sale | Fields		34
Divestment of interests		$ 453,000,000
Nova Fronteira Bioenergia S. A. [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Disposal of shares through public auction | shares										24
Share price | $ / shares										$ 5.72
Perdido Foldbelt Area [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Purchase of interest in associates																20.00%
Classification of assets as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Cash for assets and services												$ 1,675,000,000
Shares granted to PBIO | shares													24
Percentage of voting interest granted													6.593%
Discontinued operations [member] | Transportadora Associada De Gas SA [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Assets disposal percentage																											90.00%
Discontinued operations [member] | Araucaria Nitrogenados S.A. [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Percentage of assets acquisition																											100.00%
Second Installment [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Amount received from disposal of asset								$ 300,000,000
Third Installment [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Remaining contingent amount to be recognized	950,000,000
Top of range [member] | PO and GBV [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Deferred payment in joint venture																								$ 123,000,000
Exploratory Block BM-S-8 [Member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Disposal of ownership interest																			66.00%
Proceeds from disposal of asset																			$ 2,500,000,000
Amount received from disposal of asset																		$ 1,250,000,000
Percentage amount received from disposal of assets																		50.00%
Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Transfer of company's stake to subsidiary																								35.00%
NTS [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proportion of ownership interest sold in subsidiary											90.00%
Proceeds from sale of subsidiary											$ 5,080,000,000
Gain loss on sale of subsidiary											$ 2,169,000,000
Petrobras Chile distribucin [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proceeds from disposal of assets														$ 470,000,000
Gain loss on disposal of assets														800,000
Petrobras Chile distribucin [member] | Loss reclassified from equity to other income and expense [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Gain loss on disposal of assets														$ 79,000,000
Liquigas Distribuidora S.A. [member] | Disposal of major subsidiary [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Compensation amount received									$ 88,000,000
Liquigas Distribuidora S.A. [member] | Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Sale of interest in subsidiary																					$ 828,000,000
Companhia Petroqumica De Pernambuco and Companhia Integrada Textil De Pernambuco [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Total amount of sale of subsidiary																				$ 435,000,000
Companhia Petroqumica De Pernambuco and Companhia Integrada Textil De Pernambuco [member] | Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Sale of interest in subsidiary															$ 385,000,000
Lapa fields [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Impairment charge																								$ 47,000,000
Other income and expenses																							$ 689,000,000
Lapa fields [member] | Classification of assets as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Line of credit used for investments in subsidiary												$ 400,000,000
Lapa fields [member] | Other disposals of assets [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Total amount of sale of subsidiary																													$ 1,950,000,000
Lapa fields [member] | Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Transfer of company's stake to subsidiary																								50.00%
Azulao field [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Sale of ownership percentage				25.00%
Loss recognized on transaction																									$ (405,000,000)
Azulao field [member] | Discontinued operations [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Total amount of sale of subsidiary																				57,000,000										$ 55,000,000
Gain (loss) accounted for other income and expenses																				$ 45,000,000
Azulao field [member] | Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proceeds from sale of interest in entity																								$ 2,900,000,000
Sale and purchase agreement execution amount																								118,000,000
Contingent payment																								$ 550,000,000
Petrobras America Inc [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Total amount of sale of subsidiary					$ 795,000,000
Ownership percentage in associates					20.00%
Petrobras International Braspetro PIBBV [member] | NIGERIA [member] | PO and GBV [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates																								50.00%
Petrobras International Braspetro PIBBV [member] | C Petrovida Holding BV [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Disposal of ownership interest																												50.00%
Strategic alliance with Equinor [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Gain (loss) accounted for other income and expenses																								$ (222,000,000)
Strategic alliance with Equinor [member] | Disposal groups classified as held for sale [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proceeds from sale of interest in entity							$ 2,000,000,000
Closing price adjustment							14,000,000
Proceeds from sale received in advance							118,000,000
Investments in projects							550,000,000
Accounts receivables net of aforementioned advance							$ 386,000,000
Copetrol group [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Proceeds from sale of interest in entity																								384,000,000
Deposit in escrow account	49,000,000																					49,000,000		49,000,000
Cash balance	$ 55,000,000																					$ 55,000,000		$ 55,000,000
BTG Pactual E and P BV [member] | NIGERIA [member] | PO and GBV [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates																								50.00%
Agbami producing field [member] | NIGERIA [member] | PO and GBV [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates																								8.00%
Multiplus SA [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates					80.00%
Investment from joint venture partner					$ 50,000,000
Akpo and Egina developing field [member] | NIGERIA [member] | PO and GBV [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates																								16.00%
Petrobras Biocombustivel S.A. [member] | Nova Fronteira Bioenergia S. A. [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates																	49.00%
Entorno De Lara [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Transfer of company's stake to subsidiary																								22.50%
Percentage of ownership interest holds by the company in subsidiary																								100.00%
Place of subsidiary located																								Block BM-S-11
Petrobras and total [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Transfer of company's stake to subsidiary			10.00%
Place of subsidiary located			BM-S-9
Petrobras [member]
Disposal Of Assets And Other Changes In Organizational Structure [line items]
Ownership percentage in associates	49.00%